Income Taxes - Schedule of Components of Deferred Income Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 1,363,000	$ 1,155,600
Depreciation and amortization	(31,000)
Valuation allowance	(1,332,000)	(1,155,600)	$ (528,200)
Net deferred tax assets